Note 17 - Regulatory Matters and Restrictions on Dividens (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
					For Classification Under
			Minimum		Corrective Action Plan
	Actual		Capital Adequacy		as Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2022
Total capital to risk weighted assets:
Consolidated	$512,025	13.5%	$303,440	8.0%	$379,300	10.0%
Wilson Bank	509,169	13.4	303,334	8.0	379,168	10.0
Tier 1 capital to risk weighted assets:
Consolidated	466,076	12.3	227,580	6.0	303,440	8.0
Wilson Bank	463,220	12.2	227,500	6.0	303,333	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	466,061	12.3	170,685	4.5	N/A	N/A
Wilson Bank	463,205	12.2	170,625	4.5	246,458	6.5
Tier 1 capital to average assets:
Consolidated	466,076	11.2	166,712	4.0	N/A	N/A
Wilson Bank	463,220	11.1	166,648	4.0	208,310	5.0
					For Classification Under
			Minimum		Corrective Action Plan
	Actual		Capital Adequacy		as Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2021
Total capital to risk weighted assets:
Consolidated	$455,813	13.9%	$261,404	8.0%	$326,755	10.0%
Wilson Bank	452,130	13.8	261,317	8.0	326,646	10.0
Tier 1 capital to risk weighted assets:
Consolidated	415,226	12.7	196,052	6.0	261,403	8.0
Wilson Bank	411,543	12.6	195,987	6.0	261,316	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	415,226	12.7	147,039	4.5	N/A	N/A
Wilson Bank	411,543	12.6	146,990	4.5	212,319	6.5
Tier 1 capital to average assets:
Consolidated	415,226	10.8	154,280	4.0	N/A	N/A
Wilson Bank	411,543	10.7	154,230	4.0	192,787	5.0